Jul. 29, 2019

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares

of the

Goldman Sachs Global Income Fund

(the “Fund”)

Supplement dated October 18, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”)

each dated July 29, 2019, as supplemented to date

At a meeting held on October 15-16, 2019, upon the recommendation of Goldman Sachs Asset Management International, the Board of Trustees of the Goldman Sachs Trust approved a proposal to modify the Fund’s investment restriction with respect to investments in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). This modified investment restriction replaces an existing investment restriction that prevented the Fund from investing more than 10% of its total assets in emerging countries debt.

Accordingly, effective November 18, 2019, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the last sentence in the second paragraph of the “Goldman Sachs Global Income Fund—Summary—Principal Strategy” section in the Prospectuses, as well as the last sentence in the third paragraph of the “Principal Strategy” section in the Summary Prospectuses:

The Fund may also invest in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”) up to the weight of emerging countries debt in the Fund’s benchmark index plus 10% of its total assets measured at the time of purchase (“Total Assets”).